Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance end of period	$ 1,148,531	$ 1,176,819
Vessels, cost
Property Plant And Equipment [Line Items]
Balance beginning of period	1,396,552	1,136,444
Acquisition and improvements	183	308,141
Disposals		(48,033)
Balance end of period	1,396,735	1,396,552
Vessels, accumulated depreciation
Property Plant And Equipment [Line Items]
Balance beginning of period	(219,733)	(176,894)
Depreciation for the period	(28,471)	(42,839)
Balance end of period	(248,204)	(219,733)
Vessels, net
Property Plant And Equipment [Line Items]
Balance beginning of period	1,176,819	959,550
Acquisition and improvements	183	308,141
Disposals		(48,033)
Depreciation for the period	(28,471)	(42,839)
Balance end of period	$ 1,148,531	$ 1,176,819